GENERAL INFORMATION AND BASIS OF PREPARATION - Schedule of Number of Selling Days (Details) - day	6 Months Ended		12 Months Ended
	Jul. 01, 2022	Jul. 02, 2021	Dec. 31, 2022	Jul. 01, 2022	Dec. 31, 2021
Disclosure of changes in reporting period [Line Items]
Number of days in selling week	5 days
Number of selling days in period	130	131			261
Change				(1)
Forecast
Disclosure of changes in reporting period [Line Items]
Number of selling days in period			260
Change			(1)